Balances and transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2022
Balances And Transactions With Related Parties
Schedule Of Consolidated Balances Of Transactions

	Assets
	2022	2021

Telecom Italia Sparkle (i)	2,770	1,414
Gruppo Havas (vi)	-	83,613
TI Sparkle (iii)	1,494	5,084
TIM Brasil (vii)	22,790	23,069
Telecom Italia S.p.A. (ii)	2,086	1,502
I-Systems (ix)	14,762	5,879
Cozani (x)	-	-
Other	674	674
Total	44,576	121,235

	Liabilities
	2022	2021

Telecom Italia S.p.A. (ii)	85,845	71,288
Telecom Italia Sparkle (i)	4,436	3,689
TI Sparkle (iii)	9,445	10,205
TIM Brasil (iv)	10,858	6,558
Vivendi Group (v)	3,457	1,238
Gruppo Havas (vi)	65,618	19,794
I-Systems (viii)	49,391	31,596
Cozani (x)	-	-
Other	22,210	4,585

Total	251,260	148,953

	Revenue
	2022	2021	2020

Telecom Italia S.p.A. (ii)	2,874	1,112	1,197
Telecom Italia Sparkle (i)	3,887	353	2,994
TI Sparkle (iii)	1,968	3,347	4,059
I-Systems (ix)	36,090	5,881	-
Cozani (x)	459,797	-	-
Total	504,616	10,693	8,250

	Cost / Expense
	2022	2021	2020

Telecom Italia S.p.A. (ii)	108,792	105,137	110,407
Telecom Italia Sparkle (i)	12,409	19,219	27,485
TI Sparkle (iii)	18,095	20,533	19,923
Vivendi Group (v)	4,319	1,271	1,207
Gruppo Havas (vi)	382,275	206,349	207,682
I-Systems (viii)	365,875	31,596	-
Cozani (x)	-	-	-

Other	16,983	22,597	22,308
Total	908,748	406,702	389,012

(i)	amounts refer to roaming, Value-Added Services – VAS, transfer of means and international voice-wholesale.

(ii)	The amounts refer to international roaming, technical assistance and value added services – VAS and licensing for the use of a registered trademark, granting TIM. S.A. the right to use the “TIM” brand upon payment of royalties in the amount of 0.5% of the Company’s net revenue, with payment made on a quarterly basis.

(iii)	Values refer to link rental, EILD rental, media rental (submarine cable) and signaling service.

(iv)	Mainly refer to judicial deposits made on account of labor claims and transfers of employees.

(v)	the values refer to Value Added Services-VAS.

(vi)	From the values described above, in the result, they refer to advertising services, of which R$ 345,597 (R$ 181,440 on December 31, 2021) are related to media transfers.

(vii)	Refer to judicial deposits made on account of labor claims.

(viii)	The amounts refer to fiber infrastructure capacity services.

(ix)	The amounts are related to services provided by TIM S.A., mainly related to network operation and maintenance in the scope of Transition Service Agreement, signed when closing the transaction.

(x)	Refer to contracts related to the operation of telecommunications services, including interconnection, roaming, assignment of means and use of radio frequencies, in addition to co-billing agreements.